Other Income	12 Months Ended
Dec. 31, 2017
Other Income [Abstract]
OTHER INCOME
10.	OTHER INCOME

	Year ended December 31,
	2017	2016	2015

Government grant	367,260	469,569	209,397
Interest income on bank deposits	81,517	85,482	92,747
Others	12,787	-	-
	461,564	555,051	302,144